Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalent [Abstract]
Cash at banks	$ 15,229,965	$ 7,805,859
- Time deposit	12,277,630	832,923
- Demand deposit	2,952,335	6,972,936
Total	$ 15,229,965	$ 7,805,859